Other expense (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Schedule of other expense

FOR THE YEAR ENDED DECEMBER 31	NOTE		2019	2018
Impairment of assets	14,	16	(102)	(200)
Equity losses from investments in associates and joint ventures		17
Losses on investments			(53)	(20)
Operations			(19)	(15)
Early debt redemption costs		22	(18)	(20)
(Losses) gains on retirements and disposals of property, plant and equipment and intangible assets			(9)	11
Net mark-to-market gains (losses) on derivatives used to economically hedge equity settled share-based compensation plans			138	(80)
Gains (losses) on investments			13	(34)
Other			37	10
Total other expense			(13)	(348)